Notes Payable (Details Narrative) (USD $)						9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013 Landolt Director [Member]	Dec. 31, 2012 Landolt Director [Member]	Sep. 30, 2013 First Line Capital [Member]	Dec. 31, 2012 First Line Capital [Member]	Sep. 30, 2013 Mr Sternheim CEO [Member]	Dec. 31, 2012 Mr Sternheim CEO [Member]	Dec. 31, 2012 Mendel Mochkin [Member]	Dec. 31, 2011 Mendel Mochkin [Member]
Principle balance due		$ 25,000	$ 25,000	$ 30,000	$ 30,000	$ 3,637	$ 50,020	$ 25,000	$ 25,000
Accrued interest			5.00%	15.00%	8.00%			5.00%	5.00%
Due date of note		January 2013			March 28, 2013
Accrued interest, Amount	97,785	4,086	3,771	4,681
Imputed interest						1,652	393
Due to raleted party		50,000					50,020
Notes payable	$ 46,783